UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22466

Agility Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

Agility Multi-Asset Income Fund

Financial Statements

For the Period Ended March 31, 2024

(Unaudited)

Agility Multi-Asset Income Fund

Table of Contents
For the Period Ended March 31, 2024 (Unaudited)

Schedule of Investments	2-4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Cash Flows	7
Statements of Changes in Net Assets	8-9
Financial Highlights	10-11
Notes to Financial Statements	12-21
Supplemental Information	22
Privacy Policy	23

Agility Multi-Asset Income Fund

Schedule of Investments

As of March 31, 2024 (Unaudited)

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
Investment Funds — 74.21%
Exchange Traded Funds — 9.34%
Equity — 9.34%
	Invesco Senior Loan ETF	2/29/2024	82,922	$1,753,800	$1,753,800
	iShares 0-5 Year High Yield Corporate Bond	2/29/2024	41,356	1,753,900	1,759,698
Total Exchange Traded Funds				3,507,700	3,513,498
Mutual Funds — 18.40%
Fixed Income — 18.40%
	Blackrock Event Driven Equity Fund	2/29/2024	174,651	1,750,000	1,756,986
	GMO Emerging Country Debt Fund	12/12/2016	264,444	6,162,637	5,161,944
Total Mutual Funds				7,912,637	6,918,930
Private Investment Funds[1] — 46.47%
Fixed Income — 29.98%
	ArrowMark Income Opportunity Fund QP, Ltd.	1/4/2017	5,587	5,128,805	4,837,819
	Melody Special Situations Offshore Credit Fund L.P.*	11/1/2017	N/A	4,618,193	2,747,900
	Napier Park ABS Income Fund (Cayman) LP*	2/5/2020	N/A	207,252	155,642
	Shenkman Opportunistic Credit Fund, Ltd.*	7/1/2018	3,012	2,448,445	3,533,165
				12,402,695	11,274,526
Multi Strategy — 15.13%
	Hudson Bay International Fund Ltd.*	8/1/2019	3,749	3,748,796	5,692,277

Reinsurance — 1.36%
	Aeolus Property Catastrophe Keystone PF Fund L.P.*	1/3/2017	623	622,785	512,459
Total Private Investment Funds				16,774,276	17,479,262

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2024 (Unaudited) (continued)

Strategy	Investments	Shares	Cost	Fair Value
Short-Term Investments — 24.99%
Money Market Funds — 24.99%
	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 5.14%[2]	9,183,576	$9,183,576	$9,183,576
	UMB Bank Demand Deposit, 0.01%[2]	217,057	217,057	217,057
Total Short-Term Investments			9,400,633	9,400,633
Total Investments (Cost $37,595,246) — 99.20%				37,312,323
Other assets in excess of liabilities — 0.80%				301,802
Net Assets — 100%				$37,614,125

*	Non-income producing security

[1]

Limited Partnerships and Private Investment Funds are restricted securities and deemed to be illiquid in nature as defined by the Securities and Exchange Commission. See Note 6 for further liquidity provisions.

[2]	The rate is the annualized seven-day effective yield at year end.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2024 (Unaudited) (continued)

Investment Funds by Strategy (as a percentage of net assets)
Investment Funds
Exchange Traded Funds
Equity	9.34%
Mutual Funds
Fixed Income	18.40%
Private Investment Funds
Fixed Income	29.98%
Multi Strategy	15.13%
Reinsurance	1.36%
Total Private Investment Funds	46.47%
Total Investment Funds	74.21%
Short-Term Investments
Money Market Funds	24.99%
Total Investments	99.20%
Liabilities in excess of other assets	0.80%
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Assets and Liabilities

As of March 31, 2024 (Unaudited)

Assets
Investments in Private Investment Funds, at fair value (cost $16,774,276)	$17,479,262
Investments in securities, at fair value (cost $20,820,970)	19,833,061
Receivable for investments in securities and Private Investment Funds sold	7,508,818
Interest receivable	42,258
Prepaid expenses and other assets	17,091
Total Assets	44,880,490

Liabilities
Payable for shares repurchased	6,610,416
Distributions payable	491,976
Accounting and administration fees payable	39,244
Shareholder Distribution and Servicing Fees payable (Class A)	34,195
Management fees payable	27,832
Professional fees payable	20,217
Transfer agent fees payable	18,755
CCO fees payable	2,217
Accounts payable and other accrued expenses	21,513
Total Liabilities	7,266,365
Net Assets	$37,614,125

Composition of Net Assets:
Paid-in capital	$79,179,921
Total distributable earnings (accumulated deficit)	(41,565,796)
Net Assets	$37,614,125

Net Assets Attributable to:
Class A Shares	$4,928,214
Class I Shares	32,685,911
$37,614,125

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	5,918
Class I Shares	36,914
42,832

Net Asset Value per Share:
Class A Shares	$832.78
Class I Shares	$885.47

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

Investment Income
Dividend income	$557,091
Interest income	250,703
Total Income	807,794

Expenses
Management fees	173,341
Administrative and custodian fees	121,430
Professional fees	76,667
Shareholder Distribution and Servicing fee (Class A)	28,583
Fund Board fees and expenses	31,500
CCO fees	13,300
Insurance fee expense	10,188
Other operating expenses	25,131
Total Expenses	480,140

Net Investment Income	327,654

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain (loss) on:
Private Investment Funds	4,247,903
Net change in unrealized appreciation (depreciation) on investments	(3,404,629)
Net Realized Gain and Change in Unrealized Appreciation on Investments	843,274

Net Increase in Net Assets Resulting from Operations	$1,170,928

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Cash Flows

For the Six Months Ended March 31, 2024 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$1,170,928
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized (gain) loss from Private Investment Funds	(4,247,903)
Net change in unrealized (appreciation) depreciation on investments	3,404,629
Purchases of investments in securities	(5,675,053)
Purchases of short-term investments	(18,449,221)
Sales of investments in Private Investments Funds	18,544,927
Sales of short-term investments	12,952,707
(Increase)/ Decrease in Assets:
Receivable for investments in securities and Private Investment Funds sold	3,383,108
Distribution receivable from Private Investment Fund	210,230
Interest receivable	(33,816)
Prepaid expenses and other assets	34,470
Increase/(Decrease) in Liabilities:
Management fees payable	(5,183)
Shareholder Distribution and Servicing Fees payable	(1,904)
Professional fees payable	(63,701)
CCO fees payable	(2,216)
Accounting and administration fees payable	(3,478)
Transfer agent fees payable	(7,927)
Accounts payable and other accrued expenses	(18,401)
Net Cash Provided by Operating Activities	11,192,196

Cash Flows Used in Financing Activities
Proceeds from issuance of shares (net of change in subscriptions received in advance of $25,000)	—
Distributions to shareholders (net of change in distributions payable of $(111,279))	(715,575)
Payments for shares repurchased (net of change in payable for shares repurchased of $(257,896))	(10,476,621)
Net Cash Used in Financing Activities	(11,192,196)

Cash
Net change in Cash	—
Cash at beginning of year	—
Cash at end of year	$—
Supplemental disclosure of non-cash activities
Reinvested distributions	$321,270

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Changes in Net Assets Resulting from Operations
Net investment income	$327,654	$646,976
Net realized gain (loss) on investments	4,247,903	1,597,879
Net change in unrealized appreciation (depreciation) on investments	(3,404,629)	1,787,110
Net Change in Net Assets Resulting from Operations	1,170,928	4,031,965

Distributions to Shareholders
Distributions:
Class A	(177,641)	(115,170)
Class I	(970,483)	(781,278)
From return of capital:
Class A	—	(377,446)
Class I	—	(2,560,486)
Change in Net Assets from Distributions to Shareholders	(1,148,124)	(3,834,380)

Change in Net Assets Resulting from Capital Transactions
Class A
Reinvested distributions	98,467	261,845
Cost of shares repurchased	(3,147,870)	(4,412,455)
Total Class A Transactions	(3,049,403)	(4,150,610)

Class I
Proceeds from issuance of shares	25,000	150,000
Reinvested distributions	222,803	677,236
Cost of shares repurchased	(7,586,647)	(39,874,715)
Total Class I Transactions	(7,338,844)	(39,047,479)

Change in Net Assets Resulting from Capital Transactions	(10,388,247)	(43,198,089)

Total Net Decrease in Net Assets	(10,365,443)	(43,000,504)

Net Assets
Beginning of year	47,979,568	90,980,072
End of year	$37,614,125	$47,979,568

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statements of Changes in Net Assets (continued)

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Shareholder Activity
Class A Shares
Reinvested distributions	118	317
Shares repurchased	(3,779)	(5,334)
Net Change in Class A Shares Outstanding	(3,661)	(5,017)

Class I Shares
Shares sold	28	170
Reinvested distributions	252	773
Shares repurchased	(8,570)	(45,449)
Net Change in Class I Shares Outstanding	(8,290)	(44,506)

Total Change in Shares Outstanding	(11,951)	(49,523)

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class A Shares
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance:
Net Asset Value, beginning of year	$833.46		$830.48	$922.56		$897.45		$972.41	$976.28
Activity from investment operations:(1)
Net investment income (loss)	3.53		2.21	(0.71	)(2)	(1.19	)(2)	5.56	14.41
Net realized and unrealized gain (loss) on investments	14.97		37.69	(76.26)		79.15		(37.79)	11.98
Total from investment operations	18.50		39.90	(76.97)		77.96		(32.23)	26.39

Distributions to shareholders
From net investment income	(19.18)		(8.63)	(11.49)		(52.85)		(42.89)	(30.72)
From return of capital	—		(28.28)	(3.62)		—		—	—
Total distributions to shareholders	(19.18)		(36.91)	(15.11)		(52.85)		(42.89)	(30.72)

Early Withdrawal Fee Proceeds (1)	—		—	—		—		0.16	0.46

Net Asset Value, end of year	$832.78		$833.46	$830.48		$922.56		$897.45	$972.41

Net Assets, end of year (in thousands)	$4,928		$7,984	$12,122		$14,691		$18,853	$22,282

Ratios/Supplemental Data:
Net investment income/(loss)	0.80	%(6)	0.26%	(0.08)%		(0.13)%		0.61%	1.51%

Net Expenses (3),(4)	2.70	%(6)	2.36%	2.07%		1.86%		1.85%	2.16%

Portfolio Turnover Rate	16.55	%(7)	1.36%	1.20%		7.37%		30.58%	28.02%
Total Return (5)	2.23	%(7)	4.91%	(8.48)%		8.82%		(3.51)%	2.94%

(1)	Based on average Shares outstanding throughout the year.
(2)

Per share net investment income may not correspond with the net investment income of the Fund because Class A shares bear all shareholder distribution and servicing fees and Class A shares receive a relatively small portion of the Fund’s gross income.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(4)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(5)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Annualized for periods less than one full year.
(7)	Not annualized.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class I Shares
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance:
Net Asset Value, beginning of year	$884.78		$879.03	$970.34	$940.99	$1,017.17	$1,014.35
Activity from investment operations:(1)
Net investment income	7.00		8.95	5.95	5.67	12.60	22.21
Net realized and unrealized gain (loss) on investments	15.97		39.81	(80.53)	82.99	(39.44)	12.92
Total from investment operations	22.97		48.76	(74.58)	88.66	(26.84)	35.13

Distributions to shareholders
From net investment income	(22.28)		(10.06)	(12.72)	(59.35)	(49.34)	(32.47)
From return of capital	—		(32.95)	(4.01)	—	—	—
Total distributions to shareholders	(22.28)		(43.01)	(16.73)	(59.35)	(49.34)	(32.47)

Early Withdrawal Fee Proceeds (1)	—		—	—	0.04	—	0.16

Net Asset Value, end of year	$885.47		$884.78	$879.03	$970.34	$940.99	$1,017.17

Net Assets, end of year (in thousands)	$32,686		$39,995	$78,858	$110,100	$141,791	$185,767

Ratios/Supplemental Data:
Net investment income/(loss)	1.55	%(5)	1.01%	0.64%	0.59%	1.32%	2.23%

Net Expenses (2),(3)	1.95	%(5)	1.61%	1.35%	1.14%	1.14%	1.44%

Portfolio Turnover Rate	16.55	%(6)	1.36%	1.20%	7.37%	30.58%	28.02%
Total Return (4)	2.61	%(6)	5.67%	(7.82)%	9.58%	(2.83)%	3.67%

(1)	Based on average Shares outstanding throughout the year.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(3)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(4)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Annualized for periods less than one full year.
(6)	Not annualized.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Notes to Financial Statements

March 31, 2024 (Unaudited)

Note 1 – Organization

Agility Multi-Asset Income Fund (the “Fund”), is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Perella Weinberg Partners Capital Management LP (the “Adviser” or “Agility”), a Delaware limited partnership, serves as the investment adviser to the Fund.

The principal investment objective of the Fund is to seek positive investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds structured as, without limitation, corporations (domestic or offshore) or partnerships and exchange traded products (collectively, “Investment Funds”). Investment Funds will be managed by investment advisers or investment managers (collectively, “Investment Managers”) who are not expected to be affiliated with the Adviser. Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange. The Fund may also invest in exchange traded notes (“ETNs”) or invest its assets directly. Direct investments may include, among others, equity securities, other securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes. The Adviser may cause the Fund to maintain such cash holdings as the Adviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets. There can be no assurance that the Fund will achieve its investment objectives or that the Fund will not incur losses.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a) Valuation of Investments

The Adviser, as the Fund’s valuation designee (the “Valuation Designee”) and subject to Board oversight, values the Fund’s investments in Investment Funds that prepare and publish a daily net asset value (“NAV”) per share (”Mutual Funds”) or that are publicly traded on an active exchange (together with Mutual Funds, “Mutual Funds and ETFs”) and its investments in securities that trade on active exchanges at fair value and its investments in private Investment Funds (“Private Investment Funds”) in accordance with procedures established in good faith by the Board using NAV per share. The fair value of Mutual Funds is based on reported NAV per share, and the fair value of ETFs and investments in securities that trade on active exchanges is based on quoted market prices at the close of trading on the active exchanges on which the securities are traded on the reporting date. The fair value of a Private Investment Fund ordinarily will be the NAV of that Private Investment Fund determined and reported by the Private Investment Fund in accordance with the valuation policies established by the Private Investment Fund and/or its investment manager, absent information indicating that such NAV does not represent the fair value of the Private Investment Fund. The Valuation Designee could reasonably expect to receive the NAV of the Fund’s interests from the Private Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. In particular, ASC Topic 820, Fair Value Measurements, permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment made by the Fund by strategy can be found in the tables within the Schedule of Investments.

Due to the nature of the investments held by the Private Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Private Investment Funds and the fair value of the Fund’s interests in the Private Investment Funds. Furthermore, changes to the liquidity provisions of the Private Investment Funds may significantly impact the fair value of the Fund’s interests in the Private Investment Funds. Under some circumstances, the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that a Private Investment Fund’s reported valuation does not represent fair value. If it is determined that the Private Investment Fund’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the six months ended March 31, 2024, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Valuation Designee may not have a Private Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Valuation Designee would determine the fair value of such a Private Investment Fund based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

(b) Futures and Options

The Fund may invest in Investment Funds that purchase and sell futures contracts and options on futures contracts or engage in swap transactions, or may purchase and sell such instruments and engage in such transactions directly. The Adviser currently relies on the no-action relief afforded by Commodity Futures Trading Commission (“CFTC”) Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Fund investors (“Shareholders”), nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered Commodity Pool Operators. Although the Adviser is registered as a “commodity trading advisor” with the CFTC, it will operate the Fund pursuant to CFTC Rule 4.14(a)(8). As of the date of these financial statements, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and any other exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to an Investment Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to an Investment Fund.

(c) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of March 31, 2024.

The Fund’s income and federal excise tax returns and all financial records supporting the 2021, 2022, and 2023 returns are subject to examination by the federal and Delaware revenue authorities.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2024, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Investment Transactions and Related Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the first-in first-out cost basis method for financial reporting. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

(e) Cash

Cash and cash equivalents may include demand deposits and highly liquid investments with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.

(f) Distributions to Shareholders

The Fund intends to make regular quarterly distributions to Shareholders sourced from the Fund’s amount available for distribution consisting of the Fund’s dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses. All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP. An election by a Shareholder not to participate in the DRP, and to receive all income distributions and/or capital gain distributions, if any, directly rather than having such distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s subscription agreement or by notice to a Shareholder’s intermediary (who should be directed to provide notice to the Fund, if applicable, or the Fund’s administrator).

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(g) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

(h) Fund Expenses

The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 3 – Investment Advisory and Other Agreements

Pursuant to the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser each month a Management Fee equal to one-twelfth of 0.75% of the aggregate NAV of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares).

The Fund has entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through June 30, 2024 (the “Expense Limitation Agreement”) and which may or may not be renewed annually thereafter. Class I Shares have no class-specific expenses. Shareholders holding Class A Shares will pay (in addition to up to 2.00% annually of the Fund’s average net assets attributable to each share class in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the “Shareholder Distribution and Servicing Fee”), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Shareholder Distribution and Servicing Fee charged to Class A Shareholders. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Shareholder Distribution and Servicing Fee charged to Class A Shareholders) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2024, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of March 31, 2024, there were no expenses reimbursable by the Adviser.

Under the terms of the wholesaling and placement agent agreement between the Fund and UMB Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers (“Investor Service Providers”). These services include, but are not limited to, handling Shareholder inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Shareholders and the Fund; assisting in the establishment and maintenance of Shareholder accounts with the Fund; assisting in the maintenance of Fund records containing Shareholder information; and providing such other information and Shareholder liaison services as the Fund or the Placement Agent may reasonably request.

Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate NAV of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly (the “Investor Distribution and Servicing Fee”). The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate NAV of outstanding Class A Shares held by Shareholders that receive services from such Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the Wholesaling and Placement Agent Agreement, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of Class A Shares held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the fiscal six months ended March 31, 2024, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $0.

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended March 31, 2024, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$40,628,918
Gross unrealized appreciation	$3,188,877
Gross unrealized depreciation	(3,473,413)
Net unrealized depreciation on investments	$(284,536)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2023, there were no differences in book and tax accounting requiring a reclassification between paid-in capital and total distributable earnings (accumulated deficit).

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 4 – Federal Income Taxes (continued)

As of September 30, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Accumulated capital and other losses	(37,548,254)
Organizational costs	(46,381)
Distributions Payable	(380,697)
Unrealized depreciation on investments	(3,613,268)
Total distributable earnings (accumulated deficit)	$(41,588,600)

As of September 30, 2023, the Fund has short-term and long-term non-expiring capital loss carryovers of $1,949,221 and $35,519,576 respectively. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

Distribution paid from:	2023	2022
Ordinary income	$163,496	$3,053,490
Net long-term capital gains	—	—
Return of Capital	3,290,187	514,615
Total taxable distributions	$3,453,683	$3,568,105

The difference in the amount of distributions against the Statement of Changes relates to the timing of certain distributions being reported on a cash basis for tax purposes.

Note 5 – Investment Transactions

For the six months ended March 31, 2024, purchases and sales of investments, excluding short-term investments, were $5,675,053 and $18,544,927, respectively.

Note 6 – Investments in Private Investment Funds

The Adviser monitors the performance of Private Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Private Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits and/or virtual meetings with Investment Managers.

Complete information about the underlying investments held by certain Private Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of March 31, 2024.

The following table summarizes the Fund’s investments in the Private Investment Funds during the six months ended March 31, 2024, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Private Investment Funds. Each investor of each Investment Fund will pay the Investment Manager of the Private Investment Fund a management fee. The fee rate varies and ranges from 0.05% to 5.15% per annum of the NAV of that Investment Fund.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 6 – Investments in Private Investment Funds (continued)

Additionally, the Investment Manager of each Private Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 1% to 3.75% of any net new appreciation of that Private Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Private Investment Funds	% of Investments in Private Investment Funds	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
Aeolus Property Catastrophe Keystone PF Fund L.P.	2.9	$512,459	$119,593	$(93,822)	Semi-Annually	Bermuda
ArrowMark Income Opportunity Fund QP, Ltd.	27.7	4,837,819	80,955	—	Quarterly	Cayman Islands
Hildene Opportunities Fund II, LP	—	—	(212,149)	425,525	Quarterly	Cayman Islands
Hudson Bay International Fund Ltd.	32.6	5,692,277	(1,029,604)	1,203,639	Quarterly	Cayman Islands
Melody Special Situations Offshore Credit Fund L.P.	15.7	2,747,900	(618,853)	(72,520)	In Liquidation[1]	Cayman Islands
Napier Park ABS Income Fund (Cayman) LP	0.9	155,642	55,500	(55,257)	In Liquidation[2]	Cayman Islands
Shenkman Opportunistic Credit Fund, Ltd.	20.2	3,533,165	(1,681,543)	2,052,919	Quarterly	Cayman Islands
Värde Credit Partners (Offshore), Ltd.	—	—	(508,084)	787,419	Quarterly	Cayman Islands
Total Investments in Private Investment Funds	100.0%	$17,479,262	$(3,794,185)	$4,247,903

*

Subject to the terms of the offering memorandums of the Private Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Private Investment Funds range from 14 to 90 days.

[1]

The fund is in the harvest period which ended March 2023, but was extended with approval by the fund’s advisory board to maximize the realized value of the remaining positions. Proceeds will be distributed as remaining investments are monetized. The amount and timing of distributions are subject to the manager’s discretion with consultation from the fund’s advisory board.

[2]

The fund started the wind down process in March 2021. Fifteen distributions have been received to date (approximately 97% of the January 31, 2021 NAV, the date prior to the first distribution). Final distributions are projected by year-end 2024 subject to market conditions.

While redemptions are permitted per the terms of the offering memorandums of the Private Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Private Investment Fund. Moreover, certain Private Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Private Investment Funds. The Fund had no unfunded capital commitments as of March 31, 2024.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 6 – Investments in Private Investment Funds (continued)

The following is a summary of the investment strategies of the Private Investment Funds held in the Fund as of March 31, 2024:

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Multi-Strategy funds engage in a variety of investment strategies. This variety may help to smooth returns, reduce volatility and decrease asset-class and single-strategy risks. These strategies may include, but are not limited to, convertible bond arbitrage, equity long/short and merger arbitrage.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

Investments in Private Investment Funds are measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2024 is as follows:

Description	Total Fair Value at 3/31/2024	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value
Assets
Exchange Traded Funds
Equity	$3,513,498	$3,513,498	$—	$—	$—
Mutual Funds
Fixed Income	6,918,930	6,918,930	—	—	—
Private Investment Funds (1)	17,479,262	—	—	—	17,479,262
Money Market Funds	9,400,633	9,400,633
Total Assets	$37,312,323	$19,833,061	$—	$—	$17,479,262

(1)	Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 8 – Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant NAV per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Adviser expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

No guarantee or representation is made that the investment program will be successful.

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2024 (Unaudited) (continued)

Note 11 - Recently Issued Accounting Pronouncements

In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Fund is currently evaluating the impact that adoption of this new accounting standard will have on its consolidated financial statements, but the impact of the adoption is not expected to be material.

Note 12 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

Perella Weinberg Partners Capital Management LP (“Perella”), a Delaware limited partnership, entered into an Equity Purchase Agreement dated as of March 29, 2024 with Cerity Partners LLC (“Cerity Partners”), a Delaware limited partnership, pursuant to which Cerity Partners will acquire Perella’s Agility CIO investment advisory business, including the assets related to Perella’s business of providing investment management services to the Fund (the “Transaction”). On April 25, 2024, the Board approved a new advisory agreement (the “New Advisory Agreement”) with Cerity Partners OCIO LLC (“Cerity”), an SEC-registered investment adviser and wholly-owned subsidiary of Cerity Partners. Approval of the New Advisory Agreement will be sought from shareholders via proxy. In order to protect the Fund against disruption of investment services in the event the shareholders had not approved the New Advisory Agreement prior to the date of the closing of the Transaction (the “Closing”), the Board also approved on April 25, 2024, an interim advisory agreement with Cerity (the “Interim Agreement”) that will allow Cerity to advise the Fund for up to 150 days after the date of the Closing or until the New Advisory Agreement is approved by shareholders, if sooner.

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Agility Multi-Asset Income Fund

Supplemental Information

March 31, 2024 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 449-4909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 449-4909 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov, or the Fund’s regulatory document site at https://funddocs.filepoint.com/agility/ or by calling the Fund at 1 (888) 449-4909.

Agility Multi-Asset Income Fund

Privacy Policy

(Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

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(b) Not applicable

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Agility Multi-Asset Income Fund

By (Signature and Title)	/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 7, 2024

By (Signature and Title)	/s/ Philip Alfonsin
Philip Alfonsin, Treasurer
(Principal Financial Officer)

Date	June 7, 2024

Print the name and title of each signing officer under his or her signature.